Convertible Promissory Notes and Warrant Agreements	6 Months Ended	9 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Debt Disclosure [Abstract]
Convertible Promissory Notes and Warrant Agreements

NOTE 8 – Convertible Promissory Notes and Warrant Agreements

	As of March 31, 2019	As of September 30, 2018
2017 convertible promissory notes, net of discounts	$—	$1,306,776
Accrued interest	—	87,028
	$—	$1,393,804

2016 Convertible Promissory Notes

From November 2016 to June 2017, the Company issued convertible promissory notes (the “Convertible Notes”) in an aggregate principal amount of $1,625,120 and common stock purchase warrants (the “Warrants”) and entered into subscription agreements with subscribers. The Company amended the Convertible Notes in December 2016 and November 2017 and the Warrants in June 2017 and November 2017 to, among other things, change the terms of the underlying Warrants that included the removal of down round pricing protection.

On July 2, 2018, the Company entered into debt conversion agreements with each Convertible Note subscriber to (i) convert the Outstanding Balance under the Convertible Notes into shares of the Company’s common stock based on the Outstanding Balance divided by $1.80 per share (the “2016 Note Conversion Shares”); (ii) cancel and extinguish the Convertible Notes; and (iii) amend and restate the Warrants to make them immediately exercisable upon the conversion, at a per share exercise price equal to $1.80 per share. As consideration for the early conversion of the Convertible Notes, the Company issued each subscriber an additional new warrant (the “2016 Note Payment Warrants”), exercisable for up to the number of shares of common stock equal to the number of 2016 Note Conversion Shares received by such subscriber; at a per share exercise price of $1.80 per share. The 2016 Note Payment Warrants became exercisable commencing on July 2, 2018 and expire on November 21, 2021.

The November 2017 amendment to the notes resulted in a substantial modification to the original Convertible Notes whereby the maturity date was extended and the terms associated with the Warrants were revised. The Company recorded the Convertible Note amendment under the provisions of extinguishment accounting. The fair value of the underlying Convertible Notes was $97,223 lower than the carrying value of the Convertible Notes on the date of the modification. The $97,223 difference was recorded as a discount to the debt with a gain on convertible note extinguishments in the accompanying condensed consolidated statements of operations for the six months ended March 31, 2018.

During the three and six months ended March 31, 2018, interest on the principal was $32,502 and $65,005, respectively, and interest related to amortization of discounts related to the bifurcation of premium derivative liability, separation of warrants, revaluation discounts and issuance costs amounted to $34,585 and $296,333, respectively. The fair value changes related to the underlying premium conversion derivative amounted to an expense of $2,666 and a benefit of ($105,976) during the three and six month periods ended March 31, 2018, respectively. The fair value changes relating to the warrant liability amounted to a benefit of ($130,976) and an expense of $141,083 during the three and six month periods ended March 31, 2018, respectively.

As noted above, the Convertible Notes were converted into shares of common stock and were not outstanding during the three and six month periods ended March 31, 2019.

2017 Convertible Notes

From October 2017 to May 2018, the Company issued convertible notes (the “2017 Convertible Notes”) in an aggregate principal amount of $1,540,000 that bear interest at a fixed rate of 8% per annum and warrants to purchase shares of the Company’s capital stock (the “New Warrants”). During the three and six months ended March 31, 2019, interest on the principal was $20,534 and $51,333, respectively, and $20,489 and $27,494 during the three and six months ended March 31, 2018, respectively.

The Company initially entered into a subscription agreement with certain accredited investors and closed the initial private placement of the 2017 Convertible Notes in October 2017. In December 2017, the Company and holders of a majority in aggregate principal amount of the 2017 Convertible Notes entered into an amended and restated subscription agreement to amend the terms of the 2017 Convertible Notes and New Warrants. On December 31, 2018, the 2017 Convertible Notes were amended again to extend the maturity date from December 31, 2018 to June 30, 2019. The amendment was accounted for as a troubled debt restructuring given the Company’s financial condition and given the concession granted by the lenders with regards to pushing out the maturity date to June 30, 2019 with no corresponding compensation paid for the extension. The future undiscounted cash flows of the 2017 Convertible Notes as amended exceeded their carrying value as of December 31, 2018. As such, no gain was recognized on December 31, 2018 and no adjustments were made to the 2017 Convertible Note carrying value.

The 2017 Convertible Notes required the Company to repay the principal and accrued and unpaid interest thereon on June 30, 2019 (the “2017 Convertible Notes Maturity Date”). If the Company consummated an equity round of financing resulting in more than $3 million in gross proceeds before June 30, 2019 (the “2017 Convertible Notes Qualified Financing”), the outstanding principal and accrued and unpaid interest on the 2017 Convertible Notes would have automatically converted into the securities issued by the Company in the 2017 Convertible Notes Qualified Financing equal to the outstanding principal and accrued interest on the 2017 Convertible Notes divided by 80% of the price per share of the securities issued by the Company in the 2017 Convertible Notes Qualified Financing. The New Warrants also become exercisable upon a 2017 Convertible Notes Qualified Financing for an amount of shares equal to the number of shares received by the holder in the 2017 Convertible Notes Qualified Financing at the same price per share of the securities issued in the 2017 Convertible Notes Qualified Financing.

Prior to the December 2017 amendment, if the Company had raised more than $3,000,000 in an equity financing before October 4, 2022, the outstanding principal and accrued and unpaid interest on the 2017 Convertible Notes would have automatically converted into the securities issued by the Company in such financing based on the greater number of such securities resulting from either (i) the outstanding principal and accrued interest on the 2017 Convertible Notes divided by $2.25 or (ii) the outstanding principal and accrued interest on the 2017 Convertible Notes multiplied by 1.25, divided by the price paid per security in such financing. The New Warrants would have also become exercisable in conjunction with the 2017 Convertible Notes Qualified Financing.

 Lastly, if a change of control transaction occurred prior to the earlier of a 2017 Convertible Notes Qualified Financing or the 2017 Convertible Notes Maturity Date, the 2017 Convertible Notes would have, at the election of the holders of a majority of the outstanding principal of the 2017 Convertible Notes, either become payable on demand as of the closing date of such transaction, or become convertible into shares of common stock immediately prior to such transaction at a price per share equal to the lesser of (i) the per share value of the common stock as determined by the Board as if in connection with the granting of stock based compensation or in a private sale to a third party in an arms-length transaction or (ii) at the per share consideration to be paid in such transaction. Change of control means a merger or consolidation with another entity in which the Company’s stockholders do not own more than 50% of the outstanding voting power of the surviving entity or the disposition of all or substantially all of the Company’s assets. The New Warrants would have also become exercisable upon a change of control transaction for an amount of shares equal to the number of shares received by the holder upon conversion in connection with such transaction at the same price per share that the 2017 Convertible Notes converted in the change of control transaction.

The December 2017 amendment resulted in a substantial modification to the original 2017 Convertible Notes whereby the maturity date was moved up to December 2018 from October 2022 and the terms associated with the embedded features were revised as described above. The Company recorded the 2017 Convertible Note amendment under the provisions of extinguishment accounting. The fair value of the underlying Convertible Notes was $294,615 higher than the carrying value of the Convertible Notes net of unamortized debt discount on the date of the modification. The $294,615 difference as well as legal costs associated with the amendment in the amount of $8,945 were recorded as a loss on convertible notes extinguishment totaling $303,560 in the accompanying condensed consolidated statements of operations for the six months ended March 31, 2018. After the modification, there remained a debt discount of $27,371 of which zero and $6,575 was amortized during the three and six months ended March 31, 2019, respectively, and $6,432 and $7,718 during the three and six months ended March 31, 2018, respectively.

The 2017 Convertible Notes contained a conversion discount in the event of a 2017 Convertible Notes Qualified Financing to equal the outstanding principal and accrued interest on the 2017 Convertible Notes divided by 80% of the price per share of the securities issued by the Company in the 2017 Convertible Notes Qualified Financing. The embedded feature qualified as an embedded derivative and was separated from its debt host. The bifurcation of the embedded derivative from its debt host resulted in a discount to the 2017 Convertible Notes in the amount of $91,298 and $219,823 for the convertible debt issued during the three and six months ended March 31, 2018, respectively; there were no issuances of 2017 Convertible Notes during the three and six months ended March 31, 2019. The discount was being amortized to interest expense over the term of the 2017 Convertible Notes through December 31, 2018 using the straight-line method which approximates the effective interest method. The amortization expense was zero and $62,158 for the three and six months ended March 31, 2019, respectively, and $27,021 and $30,836 for the three and six months ended March 31, 2018, respectively. The embedded derivative is accounted for separately on a fair market value basis. The Company recorded the fair value changes of the premium debt conversion derivative associated with all of the 2017 Convertible Notes in the condensed consolidated statements of operations which amounted to an expense of $104,930 and $111,195 for the three and six months ended March 31, 2019, respectively, and $1,323 and $1,790 for the three and six months ended March 31, 2018, respectively.

The New Warrants were deemed to be free-standing instruments and were accounted initially as a liability given the variable number of shares issuable in connection with a change of control conversion event and ultimately as equity upon conversion of the 2017 Convertible Notes on February 28, 2019 discussed further below. A Monte Carlo simulation model was used to estimate the aggregate fair value of the New Warrants up to the conversion date of the 2017 Convertible Notes. Input assumptions used were as follows: risk-free interest rate of 2.52% and 2.94% as of February 28, 2019 and September 30, 2018, respectively; expected volatility of 50% as of February 28, 2019 and September 30, 2018; expected life of 5.0 and 5.21 years as of February 28, 2019 and September 30, 2018, respectively; and expected dividend yield of 0% as of February 28, 2019 and September 30, 2018. The underlying stock price used in the analysis was on a non-marketable basis and was according to the market approach, considering the traded price, forward multiples from guideline public companies and recent private placement transactions, using allocation and marketability-discount methodologies. The 2017 Convertible Note proceeds assigned to the New Warrants were $238,864 and $575,435 during the three and six month period ended March 31, 2018, respectively, and recorded as a warrant liability. There were no proceeds assigned to warrants in connection with issuances of 2017 Convertible Notes during the three and six month period ended March 31, 2019. The discount was amortized to interest expense over the term of the 2017 Convertible Notes through December 31, 2018 using the straight-line method which approximated the effective interest method. The amortization expense was zero and $163,060 for the three and six month periods ended March 31, 2019, respectively, and $70,505 and $80,477 for the three and six month periods ended March 31, 2018, respectively. The Company also recorded the fair value changes of the warrant liability associated with all of the 2017 Convertible Notes in the condensed consolidated statements of operations which amounted to an expense of $11,879 and $18,568 for the three and six months ended March 31, 2019, respectively, and amounted to an expense of $9,354 and $8,017 for the three and six months ended March 31, 2018, respectively.

In connection with the 2017 Convertible Notes, the Company incurred original issuance costs in the amount of $8,133 which consisted of legal costs and were recorded as issuance cost discounts to the 2017 Convertible Notes, of which zero and $1,431 was amortized to interest expense during the three and six months ended March 31, 2019, respectively, and $376 and $533 was amortized to interest expense during the three and six months ended March 31, 2018, respectively.

On February 28, 2019 following the 2017 Convertible Notes Qualified Financing, the outstanding principal and interest on the 2017 Convertible Notes were converted into 839,179 shares of common stock and 839,179 common stock purchase warrants with an exercise term of approximately 4.8 years and an exercise price $3.00 per share. The conversion was accounted for as a debt extinguishment given the bifurcation of the embedded premium debt conversion feature. The fair value of the newly issued common shares and warrants associated with the 2017 Convertible Notes conversion relative to the carrying value of the debt and fair value of warrant liability and premium derivative liability on the conversion date was $553,447 and was recorded as a loss on note extinguishments in the accompanying condensed consolidated statements of operations for the three and six months ended March 31, 2019. In addition, the previously issued New Warrants became immediately exercisable for 839,179 shares of common stock.

NOTE 8 - Convertible Promissory Notes and Warrant Agreements

	As of September 30, 2018	As of December 31, 2017
2016 convertible promissory notes, net of discounts	$—	$1,543,652
2017 convertible promissory notes, net of discounts	1,306,776	504,465
Accrued interest	87,028	120,223
Total	$1,393,804	$2,168,340

2016 Convertible Promissory Notes

From November 2016 to June 2017, the Company issued convertible promissory notes (the “Convertible Notes”) and common stock purchase warrants (the “Warrants”) in an aggregate principal amount of $1,625,120 and entered into subscription agreements with subscribers (the “2016 Private Placement”). Effective July 2, 2018, however, the Company entered into debt conversion agreements (the “2016 Note Conversion Agreements”) with each Convertible Note subscriber to (i) convert the Outstanding Balance under the Convertible Notes into shares of the Company’s common stock based on the Outstanding Balance divided by $1.80 per share (the “2016 Note Conversion Shares”); (ii) cancel and extinguish the Convertible Notes; and (iii) amend and restate the Warrants as defined below to make them immediately exercisable upon the conversion, at a per share exercise price equal to $1.80 per share. As consideration for the early conversion of the Convertible Notes, the Company issued each subscriber an additional new warrant (the “2016 Note Payment Warrants”), exercisable for up to the number of shares of common stock equal to the number of 2016 Note Conversion Shares received by such subscriber; at a per share exercise price of $1.80 per share. The 2016 Note Payment Warrants became exercisable commencing on July 2, 2018 and expire on November 21, 2021.

Pursuant to the 2016 Note Conversion Agreements, $1,804,064 of the outstanding principal and interest of the 2016 Convertible Promissory Notes was converted into 1,002,258 shares of common stock and an additional 2,004,516 shares of common stock became issuable upon exercise of the Warrants and 2016 Note Payment Warrants. The conversion of the Convertible Notes was accounted for as an extinguishment. The difference in the carrying value of the Convertible Notes coupled with the fair value of the underlying Warrants upon conversion relative to the higher fair value of the underlying common stock and collective Warrants and new 2016 Note Payment Warrants issued was $979,480. The $979,480 differential total, inclusive of the unamortized discount remaining on the Convertible Notes of $11,143 as of July 2, 2018, was recorded as a loss on note extinguishments in the accompanying consolidated statement of operations during the nine month transition period ended September 30, 2018.

The Warrants and 2016 Note Payment Warrants were deemed to be free-standing equity instruments upon execution of the 2016 Note Conversion Agreements. All of the warrant terms became fixed and the terms were identical. Due to the previously granted warrants now having fixed terms, the adjusted warrant liability value of $1,031,366 was reclassified to equity. The warrants associated with the Convertible Notes became immediately exercisable on July 2, 2018 and expire November 21, 2021. The Black-Scholes model was used to determine the July 2, 2018 fair value of the warrants associated with the Convertible Notes. Input assumptions used were as follows: a risk-free interest rate of 2.65 percent; expected volatility of 49.8% percent; expected life of 3.39 years; and expected dividend yield of 0 percent. The underlying stock price used in the analysis was on a non-marketable basis and was according to the market approach, considering both the traded price and forward multiples from guideline public companies, using allocation and marketability-discount methodologies.

Activity Prior to the July 2, 2018 Cancellation, Extinguishment and Conversion of the Convertible Notes

The Company amended the Convertible Notes in December 2016 and November 2017 and the Warrants in June 2017 and November 2017 to, among other things, change the terms of the underlying Warrants that include the removal of down-round pricing protection provisions as described more fully below.

The Convertible Notes were unsecured. The Convertible Notes accrued interest at a fixed rate of 8 percent per annum and required the Company to repay the principal and accrued and unpaid interest thereon at the earlier of July 31, 2018 or the consummation of the next equity or equity-linked round of financing resulting in more than $3.0 million in gross proceeds (a “Qualified Financing”). If a Qualified Financing had occurred before July 31, 2018, the outstanding principal and accrued and unpaid interest on the Convertible Notes would have automatically converted into the securities issued by the Company in such financing based on the greater number of securities resulting from either the outstanding principal and accrued interest on the Convertible Notes divided by $1.80, or the outstanding principal and accrued interest on the Convertible Notes multiplied by 1.25, divided by the price paid per security in the Qualified Financing. If the Company failed to complete a Qualified Financing by July 31, 2018, the Convertible Notes would have been immediately due and payable on such date.

If a change of control transaction or initial public offering occurred prior to a Qualified Financing, the Convertible Notes would have, at the election of the holders of a majority of the outstanding principal of the Convertible Notes, either been payable on demand as of the closing date of such transaction, or been convertible into shares of common stock immediately prior to such transaction at a price per share equal to the lesser of the per share value as determined by the Board as if in connection with the granting of stock-based compensation, or in a private sale to a third party in an arms-length transaction, or at the per share consideration to be paid in such transaction. Change of control means a merger or consolidation with another entity in which the Company’s stockholders do not own more than 50 percent of the outstanding voting power of the surviving entity or the disposition of all or substantially all of the assets of the Company.

Prior to the June 2017 amendment, the Warrants granted holders the option to purchase either (i) if exercised after conversion of the Convertible Notes, the number of shares equal to the number of shares received by the holders upon the conversion of the Convertible Notes, or (ii) if exercised prior to conversion of the Convertible Notes, the number of shares of common stock equal to the outstanding principal and accrued interest on the Convertible Notes held by such warrant holder divided by $1.80. The Warrants were immediately exercisable on the date of issuance and would have expired on November 21, 2021. In June 2017, however, the Company amended the terms of the Warrants under the Convertible Notes to be exercisable only in the event of conversion of the outstanding principal and accrued interest on the related Convertible Notes. The amount of warrant shares to be issued became contingent and were based on the number of shares of common stock received by the holder of the Convertible Notes upon conversion of such holder’s Convertible Notes, and at an exercise price equal to the same price per share of the securities issued in the Qualified Financing. The Warrants would have expired on November 21, 2021 in the event of a Qualified Financing or would have expired unissued if the notes were not converted.

Prior to the July 2018 Convertible Note extinguishment, the Warrants were deemed to be free-standing instruments and were accounted for as a liability given the variable number of shares issuable in connection with a possible change of control conversion event. For the December 31, 2017 liability valuation of the Warrants, a Monte Carlo simulation model was used to estimate the aggregate fair value. Input assumptions used were as follows: a risk-free interest rate of 2.08 percent; expected volatility of 50 percent; expected life of 3.89 years; and expected dividend yield of 0 percent. The underlying stock price used in the analysis was on a non-marketable basis and was according to the market approach, considering both the traded price and forward multiples from guideline public companies, using allocation and marketability-discount methodologies.  The Convertible Note proceeds assigned to the Warrants were zero and $440,919 during the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017, respectively, which represented their fair value at issuance, and were discounted from the Convertible Notes and reflected as a warrant liability. The discount was amortized to interest expense over the original term of the Convertible Notes using the straight-line method which approximated the effective interest method and was fully amortized by December 31, 2017; the amortization expense recorded was $759,004 during the year ended December 31, 2017. The Company also recorded the fair value changes of the warrant liability associated with the Convertible Notes in the consolidated statements of operations which amounted to a benefit of $(14,865) and an expense of $259,352 for the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017, respectively.

The November 2017 amendment resulted in a substantial modification to the original Convertible Notes whereby the maturity date was extended, and the terms associated with the Warrants were revised. The fair value of the underlying convertible notes was $97,223 lower than the carrying value of the Convertible Notes on the date of the modification. The $97,223 difference was recorded as a gain on note extinguishments in the accompanying statements of operations with an offsetting discount to the Convertible Notes. The discount was being amortized over the amended term of the Convertible Notes. The amortization recorded during the nine month transition period ended September 30, 2018 and the year ended December 31, 2017 was $70,324 and $15,756, respectively.

At the time of their issuance, the Convertible Notes contained a 125% conversion premium in the event that a Qualified Financing occurs at a price under $2.25 per common share. The Company determined that the redemption feature under the Convertible Notes qualified as an embedded derivative and was separated from its debt host. The bifurcation of the embedded derivative from its debt host resulted in a discount to the Convertible Notes in the amount of zero and $213,961 during the nine month transition period ended September 30, 2018 and the year ended December 31, 2017, respectively. The discount was being amortized to interest expense over the original term of the Convertible Notes using the straight-line method which approximates the effective interest method and was fully amortized by December 31, 2017; the amortization expense recorded was $340,551 during the year ended December 31, 2017. The embedded derivative was accounted for separately on a fair market value basis. The Company recorded the fair value changes of the premium debt conversion derivative associated with the Convertible Notes in the consolidated statements of operations for a benefit of $(333,183) and $(18,428) for the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017, respectively.

In connection with the Convertible Notes, the Company incurred issuance costs in the amount of $151,915, which included (i) a placement agent cash fee, which was $113,610 for the Convertible Notes issued through June 19, 2017 (ii) the obligation to issue a warrant to the placement agent (the “placement agent warrant”) which would have had an exercise price of $2.00 per share of common stock with a total fair value of $4,855 on date of Convertible Note issuance, and (iii) legal expenses of $33,450. The placement agent warrant was issuable at the time the private placement transaction was fully subscribed. The placement agent warrant would have been immediately exercisable on the date of issuance and would have expired five years following the date of issuance. The Company recorded an issuance cost discount to the Convertible Notes in the amount of zero and $39,781 during the nine month transition period ended September 30, 2018 and the year ended December 31, 2017, respectively, and was fully amortized by December 31, 2017; the amortization expense recorded as interest was $74,264 during the year ended December 31, 2017. The balance of the issuance costs in the amount of $38,119 was attributed to the Warrants and was immediately recorded as interest expense upon issuance during the year ended December 31, 2017.

2017 Convertible Notes

On October 4, 2017, the Company initially entered into a subscription agreement with certain investors (the “Subscribers”), pursuant to which the Company, in a private placement (the “Private Placement”), agreed to issue and sell to the Subscribers 8% convertible promissory notes (the “2017 Convertible Notes”) and warrants (the “New Warrants”) to purchase shares of the Company’s capital stock in the event of a conversion event. The number of shares and pricing per share of the New Warrants are based on the underlying conversion event and are exercisable for five years commencing on the triggering conversion event. The subscription agreement, the 2017 Convertible Notes and New Warrants were amended on December 14, 2017 to move up the maturity date of the 2017 Convertible Notes from October 4, 2022 to December 31, 2018, remove subordination provisions and simplify the conversion provision of the 2017 Convertible Notes in the event of a qualified financing as described more fully below, to modify the exercise price of the New Warrants and to increase the authorized subscription amount to $1,500,000. In May 2018, the Board approved an increase in the authorized subscription amount from $1,500,000 to $2,000,000 and extended the offering period from the five month anniversary of the initial closing to the eight month anniversary of the initial closing. The initial closing of the Private Placement was consummated on October 4, 2017, and the Company entered into additional subscription agreements and issued 2017 Convertible Notes in an aggregate principal amount of $1,540,000 to the Subscribers through June 2018 when the Private Placement expired.

The 2017 Convertible Notes bear interest at a fixed rate of 8% per annum and require the Company to repay the principal and accrued and unpaid interest thereon on December 31, 2018 (the “2017 Convertible Notes Maturity Date”). If the Company consummates an equity round of financing resulting in more than $3 million in gross proceeds before December 31, 2018 (the “2017 Convertible Notes Qualified Financing”), the outstanding principal and accrued and unpaid interest on the 2017 Convertible Notes shall automatically convert into the securities issued by the Company in the 2017 Convertible Notes Qualified Financing equal to the outstanding principal and accrued interest on the 2017 Convertible Notes divided by 80% of the price per share of the securities issued by the Company in the 2017 Convertible Notes Qualified Financing. The New Warrants also become exercisable upon a 2017 Convertible Notes Qualified Financing for an amount of shares equal to the number of shares received by the holder in the 2017 Convertible Notes Qualified Financing at the same price per share of the securities issued in the 2017 Convertible Notes Qualified Financing.

Prior to the December 2017 amendment, if the Company had raised more than $3,000,000 in an equity financing before October 4, 2022, the outstanding principal and accrued and unpaid interest on the 2017 Convertible Notes would have automatically converted into the securities issued by the Company in such financing based on the greater number of such securities resulting from either (i) the outstanding principal and accrued interest on the 2017 Convertible Notes divided by $2.25 or (ii) the outstanding principal and accrued interest on the 2017 Convertible Notes multiplied by 1.25, divided by the price paid per security in such financing. The New Warrants would have also become exercisable in conjunction with the 2017 Convertible Notes Qualified Financing.

Lastly, if a change of control transaction occurs prior to the earlier of a 2017 Convertible Notes Qualified Financing or the 2017 Convertible Notes Maturity Date, the 2017 Convertible Notes would, at the election of the holders of a majority of the outstanding principal of the 2017 Convertible Notes, either become payable on demand as of the closing date of such transaction, or become convertible into shares of common stock immediately prior to such transaction at a price per share equal to the lesser of (i) the per share value of the shares of common stock as determined by the Board as if in connection with the granting of stock based compensation or in a private sale to a third party in an arms-length transaction or (ii) at the per share consideration to be paid in such transaction. Change of control means a merger or consolidation with another entity in which the Company’s stockholders do not own more than 50% of the outstanding voting power of the surviving entity or the disposition of all or substantially all of the Company’s assets. The New Warrants also become exercisable upon a change of control transaction for an amount of shares equal to the number of shares received by the holder upon conversion in connection with such transaction at the same price per share that the 2017 Convertible Notes converted in the change of control transaction.

The December 2017 amendment resulted in a substantial modification to the original 2017 Convertible Notes. The Company recorded the 2017 Convertible Note amendment under the provisions of extinguishment accounting. The fair value of the underlying Convertible Notes was $294,615 higher than the carrying value of the Convertible Notes net of unamortized debt discount on the date of the modification. The $294,615 difference as well as legal costs associated with the amendment in the amount of $8,945 were recorded as a loss on convertible notes extinguishments totaling $303,560 in the accompanying statements of operations for the year ended December 31, 2017. After the modification, there remained a debt discount of $27,371 of which $19,510 and $1,286 was amortized during the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017, respectively.

The 2017 Convertible Notes contain a conversion discount in the event of a 2017 Convertible Notes Qualified Financing to equal the outstanding principal and accrued interest on the 2017 Convertible Notes divided by 80% of the price per share of the securities issued by the Company in the 2017 Convertible Notes Qualified Financing. The embedded feature qualified as an embedded derivative and was separated from its debt host. The bifurcation of the embedded derivative from its debt host resulted in a discount to the 2017 Convertible Notes in the amount of $168,384 and $128,525 for the convertible debt issued during the nine month transition period ended September 30, 2018 and the year ended December 31, 2017, respectively. The discount is being amortized to interest expense over the term of the 2017 Convertible Notes using the straight-line method which approximates the effective interest method. The amortization expense was $143,166 and $3,815 for the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017, respectively. The embedded derivative is accounted for separately on a fair market value basis. The Company recorded the fair value changes of the premium debt conversion derivative associated with all of the 2017 Convertible Notes in the consolidated statements of operations which amounted to an expense of $11,020 and $466 for the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017, respectively.

The New Warrants were deemed to be free-standing instruments and were accounted for as a liability given the variable number of shares issuable in connection with a change of control conversion event. A Monte Carlo simulation model was used to estimate the aggregate fair value of the New Warrants. Input assumptions used were as follows: a risk-free interest rate of 2.94 percent and 2.22 percent as of September 30, 2018 and December 31, 2017, respectively; expected volatility of 50 percent as of September 30, 2018 and December 31, 2017; expected life of 5.21 years and 5.38 years as of September 30, 2018 and December 31, 2017, respectively; and expected dividend yield of 0 percent as of September 30, 2018 and December 31, 2017. The underlying stock price used in the analysis was on a non-marketable basis and was according to the market approach, considering both the traded price and forward multiples from guideline public companies, using allocation and marketability-discount methodologies. The 2017 Convertible Note proceeds assigned to the New Warrants were $442,151 and $336,571 during the nine month transition period ended September 30, 2018 and the year ended December 31, 2017, respectively, which represented their fair value at issuance and were discounted from the 2017 Convertible Notes and reflected as a warrant liability. The discount is being amortized to interest expense over the term of the 2017 Convertible Notes using the straight-line method which approximates the effective interest method. The amortization expense was $375,076 and $9,971 for the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017, respectively. The Company also recorded the fair value changes of the warrant liability associated with all of the 2017 Convertible Notes in the consolidated statements of operations which amounted to an expense of $39,770 and a benefit of $(1,337) for the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017, respectively.

In connection with the 2017 Convertible Notes, the Company incurred issuance costs in the amount of $8,133 which consisted of legal costs and was recorded as an issuance cost discount to the 2017 Convertible Notes, of which $2,944 and $157 was amortized to interest expense during the nine month transition period ended September 30, 2018 and the year ended December 31, 2017, respectively.

2017 Convertible Note Subscription Agreement

Pursuant to the subscription agreements entered into in connection with the Private Placement, the Company is entitled to receive notice in the event a holder elects to sell or receives a bona fide offer for any portion of the 2017 Convertible Notes or New Warrants, as applicable, and the right to purchase the 2017 Convertible Notes and associated New Warrants on the same terms as the proposed sale or bona fide offer, as applicable, as long as the Company exercises that right within 15 days of receiving written notice. The Company has granted the subscribers indemnification rights with respect to its representations, warranties, covenants and agreements under the respective subscription agreements.